Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Repurchase Period
Repurchase of common stock	$ 15.8	$ 9.8	$ 44.3
Securities repurchase program
Stock Repurchase Period
Repurchased shares	410,000	405,631	2,449,768
Repurchase of common stock	12.7	9.8	44.3
Repurchased shares, average price (in dollars per share)	$ 30.93	$ 24.23	$ 18.07
Amount authorized to be repurchased	85.6
Employee Equity Awards
Stock Repurchase Period
Repurchased shares	97,818
Repurchase of common stock	$ 3.1
Repurchased shares, average price (in dollars per share)	$ 32.13